Long-Term Debt - Additional Information - Senior Bonds (Details)	1 Months Ended	3 Months Ended	6 Months Ended
	May 31, 2014 USD ($)	Nov. 30, 2013 USD ($)	Jun. 30, 2018 USD ($) vessel	Jul. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2017 USD ($)	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt			$ 2,966,208,000		$ 3,123,728,000
Total principal			3,014,628,000		3,173,229,000
U.S. Dollar Bonds due through 2022
Debt Instrument [Line Items]
Debt issued	$ 300,000,000		300,000,000
Bonds | Senior Bonds due in June 2024
Debt Instrument [Line Items]
Debt instrument, face amount							$ 30,000,000
Carrying amount of debt			$ 20,300,000
Fixed interest rate			4.27%
Bonds | Ten Year Senior Secured Bonds
Debt Instrument [Line Items]
Debt instrument, face amount		$ 174,200,000
Carrying amount of debt			$ 137,900,000
Fixed interest rate		4.96%
Debt instrument, term		10 years
Number of vessels | vessel			2
Bonds | Senior Unsecured Bonds Due In August 2022
Debt Instrument [Line Items]
Debt instrument, face amount						$ 250.0
Total principal			$ 250,000,000
Interest rate, percentage						7.125%
Bonds | U.S. Dollar Bonds due through 2022
Debt Instrument [Line Items]
Fixed interest rate	6.00%
Debt instrument, term	5 years
Total principal					$ 550,000,000
Subsequent Event | Bonds | U.S. Dollar Bonds due through 2022
Debt Instrument [Line Items]
Debt repurchase amount				$ 225,200,000